Cover	Oct. 01, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-08675
Entity Registrant Name	UNITED STATES ANTIMONY CORPORATION
Entity Central Index Key	0000101538
Entity Tax Identification Number	81-0305822
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	4438 W. Lovers Lane
Entity Address, Address Line Two	Unit 100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75209
City Area Code	406
Local Phone Number	606-4117
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock One [Member]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	UAMY
Security Exchange Name	NYSE
Common Stock Two [Member]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	UAMY
Security Exchange Name	NYSE